ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	Note	2025	2024
Accounts receivable	(a)	$16,776	$14,493
Prepaid expenses and other assets		14,047	13,649
Restricted cash	(b)	2,686	2,076
Total		$33,509	$30,218
The current and non-current balances of accounts receivable and other are as follows:

AS AT DEC. 31 (MILLIONS)	2025	2024
Current	$22,772	$20,283
Non-current	10,737	9,935
Total	$33,509	$30,218
a)    Accounts Receivable
Accounts receivable includes contract assets of $786 million (2024 – $709 million). Contract assets primarily relate to work-in-progress on our long-term construction services contracts for which customers have not yet been billed.
b)    Restricted Cash
Restricted cash primarily relates to the financing arrangements including defeasement of debt obligations and debt service accounts across our segments.